UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	5/31/06

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--5.3%
Alabama Housing Finance Authority,
SFMR (Collateralized; GNMA)	6.10	10/1/27	2,405,000	2,467,746
Alabama Public School and College
Authority	6.69	7/1/15	11,760,000 a,b	13,169,789
Alabama Public School and College
Authority (Capital Improvement)	5.50	7/1/19	29,250,000	30,981,307
Courtland Industrial Development
Board, EIR (International
Paper Co.)	6.25	8/1/25	8,000,000	8,683,200
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/19	23,000,000	24,202,670
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	20,000,000	21,006,400
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	5,000,000	5,347,850
Alaska--1.1%
Alaska Energy Authority,
Power Revenue (Bradley Lake)
(Insured; FSA)	6.00	7/1/17	5,730,000	6,546,067
Alaska Housing Finance Corp.
(Insured; MBIA)	7.42	12/1/19	6,940,000 a,b	7,267,429
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/15	6,135,000	7,261,631
Arizona--1.8%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Co.
Project)	5.85	3/1/28	7,750,000	7,753,255
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Co.
Project)	5.88	3/1/33	28,570,000	28,582,571
California--12.8%
California,
Economic Recovery	5.25	7/1/12	19,980,000	21,511,667
California,
GO	5.00	3/1/15	17,460,000	18,549,155
California,
GO	5.00	6/1/22	13,460,000	13,968,653
California,

GO	5.00	8/1/22	7,920,000	8,223,336
California,
GO	5.00	3/1/26	17,925,000	18,503,260
California,
GO	5.50	4/1/28	10,070,000	10,935,516
California,
GO	5.50	4/1/30	4,420,000	4,787,656
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corp.)	6.25	6/1/37	6,100,000	6,439,343
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corp.)	0/5.70	6/1/46	10,000,000 c	7,968,100
California Department of Water
Resources, Power Supply Revenue	5.13	5/1/12	20,500,000 d	22,172,185
California Department of Water
Resources, Power Supply
Revenue (Insured; FGIC)	5.13	5/1/12	21,090,000 d	22,810,311
California Department of Water
Resources, Water Revenue
(Central Valley Project)	5.50	12/1/11	1,280,000 d	1,394,906
California Department of Water
Resources, Water Revenue
(Central Valley Project)	5.50	12/1/16	6,390,000	6,938,454
California Public Works Board,
LR (Department of Mental
Health-Coalinga)	5.13	6/1/29	7,000,000	7,194,110
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	9,750,000	10,574,752
Chula Vista,
IDR (San Diego Gas and
Electric)	5.50	12/1/21	10,000,000	10,678,700
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	28,495,000 d	31,333,957
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC)	5.50	6/1/13	11,500,000 d	12,645,745
Los Angeles Community College
District, GO (Insured; FSA)	5.00	8/1/25	5,000,000	5,214,400
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/17	10,000,000	10,657,300

Colorado--.4%
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	7,500,000	7,482,075
Connecticut--1.3%
Connecticut Resources Recovery
Authority (American REF-FUEL
Co. of Southeastern
Connecticut Project)	6.45	11/15/22	7,325,000	7,386,530
Mashantucket Western Pequot Tribe,
Special Revenue	6.40	9/1/07	9,170,000 b,d	9,568,712
Mashantucket Western Pequot Tribe,
Special Revenue	6.40	9/1/11	9,330,000 b	9,560,544
Delaware--.1%
Delaware Housing Authority,
Senior SFMR	6.45	1/1/26	1,870,000	1,883,595
District of Columbia--.7%
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	6.50	5/15/33	12,855,000	14,561,630
Florida--4.3%
Florida Department of
Environmental Protection,
Revenue (Insured; FGIC)	5.75	7/1/13	10,270,000	11,096,427
Florida State Board of Education,
Public Education Capital Outlay	5.50	6/1/16	12,000,000	12,998,760
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	7,000,000 e	7,253,470
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,573,543
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/25	11,455,000	11,953,522
Orange County Health Facilities
Authority, Revenue (Orlando
Regional Healthcare)	6.00	12/1/12	2,090,000 d	2,337,059
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	18,757,106
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,148,866
Georgia--4.8%
Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners Inc.)
(Insured; ACA)	6.25	7/1/14	4,605,000	4,944,757
Augusta,
Water and Sewer Revenue
(Insured; FSA)	5.25	10/1/39	7,000,000	7,363,510

Chatham County Hospital Authority,
Improvement Revenue (Memorial
Health University)	5.75	1/1/29	4,000,000	4,245,520
Fulton County Facilities Corp.,
COP (Fulton County Public
Purpose Project) (Insured;
AMBAC)	5.50	11/1/18	11,630,000	12,454,916
Georgia	5.80	11/1/09	19,580,000 d	21,274,649
Georgia	5.80	11/1/09	20,000,000 d	21,731,000
Georgia	5.00	7/1/17	10,000,000	10,680,400
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/30	5,100,000	5,332,050
Private Colleges and Universities
Authority, Revenue (Mercer
University Project)	5.75	10/1/11	6,000,000 d	6,653,220
Hawaii--.8%
Hawaii
(Insured; FSA)	5.80	9/1/09	14,000,000 d	15,022,980
Idaho--.7%
Idaho Housing Agency,
Multi-Family Housing	6.70	7/1/24	8,300,000	8,307,968
Power County Industrial
Development Corp., SWDR (FMC
Corp. Project)	6.45	8/1/32	4,750,000	5,070,672
Illinois--3.9%
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FSA)	5.75	1/1/24	9,215,000	10,012,466
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	6,970,000	7,004,780
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	20,000,000	20,394,600
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.50	8/15/43	22,310,000	23,524,333
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	10,000,000 d	10,953,100
Illinois Housing Development
Authority (Multi-Family
Program)	6.75	9/1/21	4,610,000	4,615,670
Indiana--.6%
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC)	5.75	12/1/21	10,000,000	11,560,500

Kansas--1.1%
Wichita,
Hospital Facilities
Improvement Revenue (Christi
Health System)	5.50	11/15/26	7,000,000	7,275,380
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,534,670
Kentucky--.5%
Mount Sterling,
LR (Kentucky League Cities
Funding)	6.10	3/1/18	7,955,000	9,135,124
Maryland--.7%
Maryland Community Development
Administration, Department of
Housing and Community
Development	7.64	7/1/39	5,000,000 a,b	5,267,050
Maryland Economic Development
Corp., Student Housing Revenue
(Frostburg State University
Project)	6.25	10/1/33	8,580,000	8,789,095
Massachusetts--3.0%
Massachusetts	7.74	2/1/10	10,000,000 a,b,d	11,688,700
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	5.25	1/1/14	5,000,000 d	5,400,100
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	5.75	1/1/14	27,000,000 d	30,035,610
Massachusetts Housing Finance
Agency, SFHR	7.13	6/1/25	1,650,000	1,651,633
Massachusetts Municipal Wholesale
Electric Co., Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/13	10,000,000	10,728,300
Michigan--.8%
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	7,500,000	8,172,225
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,405,000	4,394,913
The Economic Development Corp. of
the County of Gratiot, Limited
Obligation EDR (Danly Die Set
Project)	7.63	4/1/07	3,200,000	3,198,848
Minnesota--1.0%
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC)	5.75	1/1/10	5,000,000 d	5,383,850

Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	11,000,000	11,850,520
Shakopee Health Care Facilities,
Revenue (Saint Francis
Regional Medical Center)	5.25	9/1/34	3,000,000	3,069,900
Missouri--.9%
Missouri Higher Education Loan
Authority, Student Loan Revenue	6.75	2/15/09	11,500,000	11,532,545
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.63	7/1/11	5,000,000 d	5,428,850
Nebraska--2.6%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	47,300,000	51,883,370
Nevada--.9%
Clark County,
IDR (Nevada Power Co. Project)	5.60	10/1/30	3,000,000	3,015,270
Clark County,
IDR (Nevada Power Co. Project)	5.90	11/1/32	15,000,000	14,999,400
New Hampshire--1.0%
New Hampshire Business Finance
Authority, PCR (Public Service
Co.) (Insured; MBIA)	6.00	5/1/21	15,500,000	16,334,055
New Hampshire Housing Finance
Authority, Multi-Family Housing	7.55	7/1/13	1,335,000	1,456,765
New Hampshire Housing Finance
Authority, Single Family
Residential Mortgage	6.85	1/1/25	1,340,000	1,349,675
New Jersey--9.1%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,806,404
Garden State Preservation Trust,
Open Space and Farmland
Preservation (Insured; FSA)	5.25	11/1/21	6,000,000	6,626,700
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	12,120,000	12,621,162
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	9,865,000	10,250,820
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Co. Project)
(Insured; MBIA)	6.40	5/1/32	32,040,000	32,401,091
New Jersey Economic Development
Authority, Special Facility

Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	2,000,000	1,985,220
New Jersey Transit Corp.,
Master Lease Agreement, COP,
Federal Transit Administration
Grants (Insured; AMBAC)	5.75	9/15/10	15,000,000 d	16,206,450
New Jersey Transportation Trust
Fund Authority	7.73	6/15/12	12,330,000 a,b	15,200,054
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	8,684,883
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	14,269,630
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/21	17,000,000 e	18,384,310
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	7.21	1/1/17	15,000,000 a,b	16,895,100
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.75	6/1/39	3,000,000	3,347,160
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/41	12,065,000	13,677,125
New Mexico--.5%
New Mexico Finance Authority,
State Transportation Revenue
(Senior Lien) (Insured; MBIA)	5.25	6/15/20	8,000,000	8,573,600
New Mexico Mortgage Financing
Authority	6.80	1/1/26	1,470,000	1,476,380
New York--16.0%
Long Island Power Authority,
Electric System Revenue
(Insured; FSA)	5.50	12/1/12	10,000,000	10,963,800
Long Island Power Authority,
Electric System Revenue
(Insured; FSA)	5.50	12/1/13	25,860,000	28,577,886
Metropolitan Transportation
Authority, Revenue (Insured;
AMBAC)	5.50	11/15/14	18,000,000	19,906,920
Metropolitan Transportation
Authority, State Service
Contract	5.75	1/1/18	17,025,000	19,199,944
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000	10,202,300
New York City	5.75	3/1/18	14,185,000	15,447,181
New York City	5.00	8/1/21	10,000,000	10,313,800
New York City	5.00	12/1/22	5,000,000	5,155,350

New York City	5.25	8/15/24	18,500,000	19,500,295
New York City
(Insured; MBIA)	5.50	5/15/09	11,180,000 d	11,859,632
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center,
LLC Project)	6.50	3/1/35	10,000,000	10,590,200
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	10,360,000	11,404,392
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	15,000,000	17,227,500
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	5,100,000 d	5,509,581
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	11,910,000 d	12,866,492
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.71	5/1/10	14,550,000 a,b,d	16,729,881
New York Liberty Development
Corp., Revenue (Goldman Sachs
Headquarters Issue)	5.25	10/1/35	10,000,000	10,861,600
New York State Dormitory
Authority, Revenue (City
University)	7.50	7/1/10	4,300,000	4,618,888
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	20,350,000	22,242,550
Port Authority of New York and New
Jersey (Consolidated Bonds,
136th Series) (Insured; MBIA)	5.00	11/1/19	12,595,000	13,137,089
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/17	10,300,000	10,916,146
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	10,970,000	11,591,560
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/09	20,000,000 d	20,916,200
North Carolina--1.3%
Charlotte,	5.25	2/1/15	9,380,000	9,779,588
North Carolina Eastern Municipal
Power Agency, Power System

Revenue (Insured; AMBAC)	5.00	1/1/20	14,000,000	14,656,180
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,620,000	1,664,550
Oklahoma--.4%
Claremore Industrial and
Redevelopment Authority, EDR
(Yuba Project)	8.38	7/1/11	7,500,000	7,504,200
Pennsylvania--.8%
Montgomery County Industrial
Development Authority,
Mortgage Revenue (Whitemarsh
Continuing Care Retirement
Community Project)	6.25	2/1/35	5,805,000	6,150,630
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy)	6.75	12/1/36	10,000,000	10,648,100
South Carolina--1.2%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	4,000,000 d	4,476,720
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	15,571,200
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue	6.70	7/1/27	1,725,000	1,749,547
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue
(Collateralized; FHA)	6.75	7/1/26	1,040,000	1,041,165
Tennessee--.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	10,933,054
Texas--8.1%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	13,000,000	12,911,990
Alliance Airport Authority Inc.,
Special Facilities Revenue
(Federal Express Corp. Project)	4.85	4/1/21	19,850,000	19,660,432
Brazos River Authority,
PCR (TXU Electric Co. Project)	5.75	11/1/11	11,500,000	12,179,190
Brazos River Authority,
PCR (TXU Energy Co. LLC
Project)	6.75	10/1/38	5,790,000	6,512,650

Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.
Revenue (Bombardier Inc.)	6.15	1/1/16	5,865,000	5,922,770
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/14	15,070,000	16,262,489
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/15	10,000,000	10,716,100
Harris County Hospital District,
Mortgage Revenue (Insured;
AMBAC)	7.40	2/15/10	1,135,000	1,204,485
Harris County Hospital District,
Mortgage Revenue (Insured;
AMBAC)	7.40	2/15/10	3,205,000	3,444,446
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	5,800,000	5,999,172
Houston,
Utilities System Revenue,
First Lien (Insured; FSA)	5.25	5/15/21	18,075,000	19,278,976
Tarrant County Health Facilities
Development Corp., Health
Resources System Revenue
(Insured; MBIA)	5.75	2/15/14	9,470,000	10,430,353
Texas	8.54	12/1/20	7,605,000 a,b	7,909,200
Texas Transportation Commission,
GO (Mobility Fund)	5.00	4/1/27	13,700,000	14,178,815
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	13,054,440
Utah--.4%
Carbon County,
Solid Waste Disposal Facility
Revenue (Sunnyside
Cogeneration Associates
Project)	7.10	8/15/23	8,230,000	8,749,066
Virginia--.6%
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.50	6/1/26	11,500,000	11,757,945
Washington--3.2%
Bellevue
(Insured; MBIA)	5.50	12/1/39	12,000,000	13,031,400

Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/13	11,585,000	12,405,334
Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/16	15,400,000	16,435,342
Tacoma,
Electric System Revenue
(Insured; FSA)	4.25	1/1/20	17,025,000	16,522,933
Tumwater Office Properties,
LR (Washington State Office
Building)	5.00	7/1/28	5,110,000	5,217,054
Wisconsin--2.2%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	25,000,000	27,872,500
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care)	5.63	2/15/29	9,725,000	10,081,227
Wisconsin Health and Educational
Facilities Authority, Revenue
(FH Healthcare Development
Inc. Project)	6.25	11/15/09	5,000,000 d	5,432,750
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	1,000,000	1,033,840
U.S. Related--3.5%
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/29	10,685,000	12,150,661
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	20,050,000 d	21,918,861
Puerto Rico Housing Finance
Authority, Capital Fund
Program (Puerto Rico Public
Housing Administration
Projects)	5.00	12/1/18	14,840,000	15,418,018
Puerto Rico Housing Finance
Authority, Capital Fund
Program (Puerto Rico Public
Housing Administration
Projects)	5.00	12/1/19	6,000,000	6,222,060
Puerto Rico Housing Finance
Authority, Capital Fund
Program (Puerto Rico Public
Housing Administration
Projects)	5.00	12/1/20	5,000,000	5,175,350
Puerto Rico Infrastructure
Financing Authority, Special

Obligation	5.50	10/1/32	7,000,000	7,468,160
Total Long-Term Municipal Investments
(cost $1,876,874,508)				1,958,934,418
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.6%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--.1%
Maryland Economic Development
Corporation, Multi-Modal
Revenue (United States
Pharmacopeial Project)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.53	6/1/06	1,000,000 f	1,000,000
Mississippi--.1%
Jackson County,
Port Facility Revenue,
Refunding (Chevron USA. Inc.
Project)	3.53	6/1/06	1,500,000 f	1,500,000
North Carolina--.0%
Charlotte-Mecklenburg Hospital
Authority, Health Care
Revenue, Refunding (Carolinas
HealthCare System) (Liquidity
Facility; Bank of America)	3.53	6/1/06	1,000,000 f	1,000,000
Pennsylvania--.4%
Chester County Industrial
Development Authority, Revenue
(Archdiocese of Philadelphia)
(LOC; Wachovia Bank)	3.54	6/1/06	2,500,000 f	2,500,000
Philadelphia Authority for
Industrial Development,
Revenue (NewCourtland Elder
Services Project) (LOC: PNC
Bank)	3.54	6/1/06	6,500,000 f	6,500,000
Total Short-Term Municipal Investments
(cost $12,500,000)				12,500,000
Total Investments (cost $1,889,374,508)			99.6%	1,971,434,418
Cash and Receivables (Net)			.4%	8,736,217
Net Assets			100.0%	1,980,170,635

a	Inverse floater security--the interest rate is subject to change periodically.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $113,256,459 or 5.7% of net assets.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e	Purchased on a delayed delivery basis.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier High Income Fund
May 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--92.9%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--3.0%
Aviall,
Sr. Notes	7.63	7/1/11	2,075,000	2,173,563
BE Aerospace,
Sr. Sub. Notes, Ser. B	8.88	5/1/11	1,000,000	1,045,000
DI Finance/DynCorp International,
Sr. Sub. Notes, Ser. B	9.50	2/15/13	1,400,000	1,473,500
DRS Technologies,
Gtd. Notes	7.63	2/1/18	1,500,000	1,522,500
K&F Acquisition,
Gtd. Notes	7.75	11/15/14	1,500,000	1,530,000
TransDigm,
Gtd. Notes	8.38	7/15/11	2,250,000	2,396,250
				10,140,813
Automotive--1.1%
Ford Motor Credit,
Notes	6.63	6/16/08	1,000,000	947,522
Ford Motor Credit,
Notes	9.47	4/15/12	500,000 a	503,122
GMAC,
Notes	6.75	12/1/14	750,000	681,883
United Components,
Sr. Sub. Notes	9.38	6/15/13	1,400,000	1,421,000
				3,553,527
Broadcasting & Media--2.8%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	1,500,000	1,509,375
LIN Television,
Gtd. Notes, Ser. B	6.50	5/15/13	1,500,000	1,398,750
Nexstar Finance,
Sr. Sub. Notes	7.00	1/15/14	1,700,000	1,595,875
Radio One,
Gtd. Notes	6.38	2/15/13	1,000,000	940,000
Salem Communications,
Gtd. Notes	7.75	12/15/10	1,000,000	1,005,000
Sinclair Broadcast Group,
Gtd. Notes	8.00	3/15/12	2,000,000	2,057,500
XM Satellite Radio,
Sr. Notes	9.75	5/1/14	1,000,000 b	935,000
				9,441,500
Building & Construction--.3%
K. Hovnanian Enterprises,
Gtd. Notes	7.75	5/15/13	1,000,000	977,500
Building Materials--2.0%
Goodman Global Holding,
Sr. Sub. Notes	7.88	12/15/12	1,250,000	1,231,250
Interface,
Gtd. Notes	7.30	4/1/08	1,200,000	1,230,000
Interface,
Sr. Sub. Notes	9.50	2/1/14	1,000,000	1,042,500
Interface,
Sr. Notes	10.38	2/1/10	1,000,000	1,103,750
Jacuzzi Brands,

Secured Notes	9.63	7/1/10	1,000,000	1,075,000
Nortek,
Sr. Sub. Notes	8.50	9/1/14	1,000,000	1,010,000
				6,692,500
Cable & Media--6.5%
Cablevision Systems,
Sr. Notes, Ser. B	8.00	4/15/12	500,000 a	497,500
Cablevision Systems,
Sr. Notes, Ser. B	9.62	4/1/09	2,500,000 a	2,668,750
CSC Holdings,
Sr. Notes	7.88	12/15/07	500,000	510,000
EchoStar Communications,
Sub. Notes	5.75	5/15/08	2,500,000	2,471,875
Insight Communications,
Sr. Discount Notes	12.25	2/15/11	2,000,000 a	2,135,000
Insight Midwest LP/Insight
Capital, Sr. Notes	9.75	10/1/09	800,000	822,000
Insight Midwest LP/Insight
Capital, Sr. Notes	10.50	11/1/10	1,300,000	1,369,875
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	2,500,000 b	2,687,500
LodgeNet Entertainment,
Sr. Sub. Debs.	9.50	6/15/13	2,500,000	2,687,500
Mediacom Broadband,
Sr. Notes	8.50	10/15/15	1,000,000	980,000
Mediacom Communications,
Sr. Notes	5.25	7/1/06	750,000	752,813
Mediacom LLC/Mediacom Capital,
Sr. Notes	9.50	1/15/13	1,500,000	1,515,000
Telenet Group Holding,
Discount Notes	11.50	6/15/14	2,500,000 b,c	2,112,500
Videotron Ltee,
Gtd. Notes	6.38	12/15/15	500,000	472,500
Videotron Ltee,
Gtd. Notes	6.88	1/15/14	250,000	244,375
				21,927,188
Chemicals--2.6%
Equistar Chemicals/Equistar
Funding, Gtd. Notes	10.13	9/1/08	1,000,000	1,070,000
Equistar Chemicals/Equistar
Funding, Sr. Notes	10.63	5/1/11	1,000,000	1,087,500
Huntsman International,
Gtd. Notes	10.13	7/1/09	916,000	936,610
Ineos Group Holdings,
Notes	8.50	2/15/16	750,000 b	705,000
Lyondell Chemical,
Gtd. Notes	9.50	12/15/08	294,000	306,862
Lyondell Chemical,
Gtd. Notes	10.88	5/1/09	1,000,000	1,025,000
Nalco,
Sr. Sub. Notes	8.88	11/15/13	2,000,000	2,067,500
Rhodia,
Sr. Notes	10.25	6/1/10	650,000	717,437
Rockwood Specialties Group,
Sub. Notes	7.50	11/15/14	500,000 a	500,000
Rockwood Specialties Group,
Sr. Sub. Notes	10.63	5/15/11	365,000	396,025
				8,811,934
Consumer Products--5.5%

American Achievement,
Sr. Sub. Notes	8.25	4/1/12	1,500,000	1,522,500
Central Garden & Pet,
Gtd. Notes	9.13	2/1/13	650,000	679,250
Chattem,
Sr. Sub. Notes	7.00	3/1/14	1,000,000	990,000
Da-Lite Screen,
Sr. Notes	9.50	5/15/11	1,500,000	1,597,500
Elizabeth Arden,
Gtd. Notes	7.75	1/15/14	1,000,000	1,005,000
Jafra Cosmetics
International/Distribuidora
Comerical, Gtd. Notes	10.75	5/15/11	1,307,000	1,419,729
Jarden,
Gtd. Notes	9.75	5/1/12	1,500,000	1,537,500
Leslie's Poolmart,
Sr. Notes	7.75	2/1/13	1,500,000	1,485,000
Playtex Products,
Gtd. Notes	9.38	6/1/11	2,000,000	2,095,000
Simmons Bedding,
Sr. Sub. Notes	7.88	1/15/14	2,000,000	1,955,000
Visant ,
Gtd. Notes	7.63	10/1/12	2,000,000	1,975,000
Visant Holding,
Sr. Notes	8.75	12/1/13	1,000,000 b	990,000
WH Holdings/Capital,
Sr. Notes	9.50	4/1/11	1,100,000	1,199,000
				18,450,479
Environmental Control--1.3%
Allied Waste North America,
Secured Notes	7.13	5/15/16	1,000,000 b	970,000
Casella Waste Systems,
Sr. Sub. Notes	9.75	2/1/13	1,500,000	1,591,875
Waste Connections,
Sr. Notes	3.75	4/1/26	1,750,000 b	1,743,438
				4,305,313
Food & Beverages--2.7%
B&G Foods,
Sr. Notes	8.00	10/1/11	1,000,000	1,012,500
Del Monte,
Gtd. Notes	6.75	2/15/15	500,000	476,250
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	2,000,000	2,095,000
Doane Pet Care,
Sr. Sub. Notes	10.63	11/15/15	1,500,000	1,872,495
Michael Foods,
Sr. Sub. Notes	8.00	11/15/13	1,750,000	1,754,375
Pinnacle Foods Holding,
Sr. Sub. Notes	8.25	12/1/13	2,000,000	1,975,000
				9,185,620
Food & Drugs--1.6%
Jean Coutu Group,
Sr. Sub. Notes	8.50	8/1/14	1,000,000	935,000
Rite Aid,
Notes	4.75	12/1/06	1,550,000	1,548,063
Rite Aid,
Notes	7.13	1/15/07	1,000,000	1,006,250
Rite Aid,
Secured Notes	8.13	5/1/10	1,250,000	1,265,625

Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	750,000	748,125
				5,503,063
Gaming--6.5%
American Casino & Entertainment
Properties, Secured Notes	7.85	2/1/12	1,500,000	1,533,750
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	1,000,000	970,000
Boyd Gaming,
Sr. Sub. Notes	7.75	12/15/12	1,000,000	1,027,500
CCM Merger,
Notes	8.00	8/1/13	2,500,000 b	2,412,500
Hard Rock Hotel,
Notes	8.88	6/1/13	2,100,000	2,286,375
Herbst Gaming,
Gtd. Notes	7.00	11/15/14	2,250,000	2,227,500
Isle of Capri Casinos,
Sr. Sub. Notes	7.00	3/1/14	1,000,000	975,000
Isle of Capri Casinos,
Gtd. Notes	9.00	3/15/12	1,000,000	1,060,000
Kerzner International,
Sr. Sub. Notes	6.75	10/1/15	1,400,000	1,484,000
Mandalay Resort Group,
Sr. Sub. Notes	9.38	2/15/10	500,000	536,250
MGM Mirage,
Sr. Notes	6.88	4/1/16	1,000,000 b	965,000
MGM Mirage,
Gtd. Notes	8.38	2/1/11	500,000	525,000
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	7.13	8/15/14	1,000,000	980,000
MTR Gaming Group,
Gtd. Notes, Ser. B	9.75	4/1/10	2,000,000	2,132,500
Pinnacle Entertainment,
Sr. Sub. Notes	8.25	3/15/12	1,500,000	1,530,000
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	500,000	496,250
Seneca Gaming,
Sr. Notes	7.25	5/1/12	1,000,000	992,500
				22,134,125
Health Care--6.3%
Alderwoods Group,
Gtd. Notes	7.75	9/15/12	1,250,000	1,328,125
Angiotech Pharmaceuticals,
Sr. Sub. Notes	7.75	4/1/14	1,000,000 b	1,002,500
Carriage Services,
Gtd. Notes	7.88	1/15/15	1,750,000	1,767,500
Concentra Operating,
Gtd. Notes	9.13	6/1/12	1,000,000	1,051,250
Concentra Operating,
Gtd. Notes	9.50	8/15/10	800,000	845,000
DaVita,
Gtd. Notes	7.25	3/15/15	1,000,000	980,000
Hanger Orthopedic Group,
Sr. Notes	10.25	6/1/14	1,500,000 b	1,505,625
HCA,
Sr. Unscd. Notes	6.38	1/15/15	1,000,000	952,328
IASIS Healthcare/Capital,
Sr. Sub. Notes	8.75	6/15/14	500,000	508,125
LifePoint Hospitals,

Sub. Notes	3.25	8/15/25	750,000	676,875
Omega Healthcare Investors,
Sr. Notes	7.00	4/1/14	1,100,000	1,065,625
Par Pharmaceutical Cos.,
Sr. Sub. Notes	2.88	9/30/10	1,500,000	1,252,500
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	1,000,000	1,012,500
Teva Pharmaceutical Finance,
Gtd. Debs., Ser. C	0.25	2/1/26	1,500,000	1,466,250
Triad Hospitals,
Sr. Sub. Notes	7.00	11/15/13	2,000,000	1,947,500
Vanguard Health Holding II,
Sr. Sub. Notes	9.00	10/1/14	1,000,000	1,030,000
Warner Chilcott
Gtd. Notes	8.75	2/1/15	1,000,000	1,002,500
Watson Pharmaceuticals,
Debs.	1.75	3/15/23	1,000,000 a	891,250
Wyeth,
Sr. Notes	4.24	1/15/24	1,000,000 a	1,046,300
				21,331,753
Hotels--.8%
FelCor Lodging,
Gtd. Notes	8.50	6/1/11	750,000 a	806,250
FelCor Suites,
Gtd. Notes	7.63	10/1/07	500,000	512,500
Gaylord Entertainment,
Sr. Notes	8.00	11/15/13	1,500,000	1,537,500
				2,856,250
Industrial--3.2%
Blount,
Sr. Sub. Notes	8.88	8/1/12	1,500,000	1,552,500
Chart Industries,
Sr. Sub. Notes	9.13	10/15/15	1,750,000 b	1,863,750
Dresser-Rand Group,
Gtd. Notes	7.38	11/1/14	2,423,000	2,447,230
Koppers,
Gtd. Notes	9.88	10/15/13	1,024,000	1,131,520
Mueller Group,
Sr. Sub. Notes	10.00	5/1/12	2,500,000	2,743,750
Wesco Distribution,
Sr. Sub. Notes	7.50	10/15/17	1,000,000 b	1,017,500
				10,756,250
Leisure & Entertainment--1.3%
Intrawest,
Sr. Notes	7.50	10/15/13	2,500,000	2,550,000
Six Flags,
Sr. Notes	9.75	4/15/13	1,000,000	1,007,500
Town Sports International,
Gtd. Notes	9.63	4/15/11	750,000	795,000
				4,352,500
Media/Diversified & Services--3.3%
Advanstar Communications,
Secured Notes	10.75	8/15/10	1,550,000	1,681,750
Advanstar Communications,
Gtd. Notes, Ser. B	12.00	2/15/11	1,500,000	1,591,875
Hughes Network Systems/Finance,
Sr. Notes	9.50	4/15/14	1,000,000 b	1,015,000
Intelsat ,
Sr. Notes	5.25	11/1/08	400,000	384,000

Intelsat Subsidiary Holding,
Gtd. Notes	9.61	1/15/12	2,500,000 a	2,546,875
LBI Media,
Gtd. Notes	10.13	7/15/12	1,000,000	1,076,250
New Skies Satellites,
Sr. Notes	10.41	11/1/11	750,000 a	778,125
Quebecor Media,
Sr. Notes	7.75	3/15/16	2,000,000 b	2,040,000
				11,113,875
Mining & Metals--1.2%
Alpha Natural Resources
LLC/Capital, Gtd. Notes	10.00	6/1/12	2,000,000 a	2,170,000
Foundation PA Coal,
Sr. Notes	7.25	8/1/14	2,000,000	2,020,000
				4,190,000
Non Food & Drug--3.6%
Affinity Group,
Sr. Sub. Notes	9.00	2/15/12	1,000,000	995,000
Autonation,
Gtd. Notes	7.04	4/15/13	1,700,000 a,b	1,725,500
Buhrmann US,
Sr. Sub. Notes	8.25	7/1/14	2,000,000	2,035,000
Burlington Coat Factory Warehouse,
Sr. Notes	11.13	4/15/14	1,250,000 b	1,232,812
Nebraska Book,
Sr. Sub. Notes	8.63	3/15/12	1,500,000	1,387,500
Pantry,
Sr. Sub. Notes	7.75	2/15/14	1,500,000	1,516,875
Petro Stopping Centers/Financial,
Secured Notes	9.00	2/15/12	1,000,000	1,010,000
Stripes Acquisition/Susser
Finance, Sr. Notes	10.63	12/15/13	2,000,000 b	2,180,000
				12,082,687
Oil & Gas--4.5%
Chesapeake Energy,
Gtd. Notes	6.50	8/15/17	500,000	475,000
Compton Petroleum Finance,
Gtd. Notes	7.63	12/1/13	2,000,000	1,960,000
Comstock Resources,
Sr. Notes	6.88	3/1/12	1,000,000	967,500
Copano Energy,
Sr. Notes	8.13	3/1/16	1,000,000 b	1,020,000
Denbury Resources,
Gtd. Notes	7.50	4/1/13	1,250,000	1,268,750
Denbury Resources,
Sr. Sub. Notes	7.50	12/15/15	1,000,000	1,017,500
Encore Acquisition,
Sr. Sub. Notes	6.00	7/15/15	1,500,000	1,346,250
Encore Acquisition,
Sr. Sub. Notes	6.25	4/15/14	750,000	691,875
Exco Resources,
Gtd. Notes	7.25	1/15/11	2,000,000	1,960,000
Hanover Compressor,
Gtd. Notes	7.50	4/15/13	1,250,000	1,243,750
Harvest Operations,
Sr. Notes	7.88	10/15/11	2,000,000	1,965,000
Whiting Petroleum,
Gtd. Notes	7.00	2/1/14	500,000	485,000
Whiting Petroleum,

Sr. Sub. Notes	7.25	5/1/13	1,000,000	980,000
				15,380,625
Packaging & Containers--1.3%
BWAY,
Sr. Sub. Notes	10.00	10/15/10	1,000,000 a	1,060,000
Crown Americas LLC/Capital,
Sr. Notes	7.63	11/15/13	1,000,000 b	1,010,000
Crown Cork & Seal,
Debs.	7.38	12/15/26	500,000	458,750
Owens-Illinois,
Sr. Notes	7.35	5/15/08	1,000,000	1,002,500
Silgan Holdings,
Sr. Sub. Notes	6.75	11/15/13	1,000,000	992,500
				4,523,750
Paper & Forest Products--2.3%
Abitibi-Consolidated,
Notes	5.25	6/20/08	1,000,000	957,500
Abitibi-Consolidated,
Notes	8.41	6/15/11	500,000 a	503,750
Abitibi-Consolidated Finance,
Gtd. Notes	7.88	8/1/09	500,000	493,750
Boise Cascade,
Gtd. Notes	7.94	10/15/12	1,000,000 a	1,010,000
Catalyst Paper,
Sr. Notes	7.38	3/1/14	2,000,000	1,850,000
JSG Funding,
Sr. Notes	9.63	10/1/12	1,250,000	1,309,375
Smurfit-Stone Container
Enterprises, Sr. Notes	9.75	2/1/11	1,750,000	1,802,500
				7,926,875
Printing & Publishing--2.7%
CBD Media Holdings/Finance,
Sr. Notes	9.25	7/15/12	1,000,000	1,015,000
CBD Media/Finance,
Gtd. Notes	8.63	6/1/11	1,000,000	1,007,500
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	488,000	534,360
Houghton Mifflin,
Sr. Sub. Notes	9.88	2/1/13	2,000,000	2,120,000
Morris Publishing Group,
Gtd. Notes	7.00	8/1/13	1,000,000	956,250
RH Donnelley,
Sr. Discount Notes, Ser. A-2	6.88	1/15/13	3,000,000 b	2,760,000
Yell Finance,
Gtd. Notes	13.50	8/1/11	650,000 c	687,623
				9,080,733
Restaurants--.5%
Domino's,
Sr. Sub. Notes	8.25	7/1/11	1,500,000	1,552,500
Support Services--6.3%
Ahern Rentals,
Gtd. Notes	9.25	8/15/13	1,250,000	1,290,625
Ashtead Holdings,
Secured Notes	8.63	8/1/15	600,000 b	615,000
Avis Budget Car Rental/Finance,
Sr. Notes	7.58	5/15/14	2,000,000 a,b	2,040,000
Cardtronics,
Sr. Sub. Notes	9.25	8/15/13	1,250,000 b	1,246,875
Corrections Corporation of

America, Sr. Notes	7.50	5/1/11	1,500,000	1,522,500
Education Management,
Sr. Sub. Notes	10.25	6/1/16	900,000 b	911,250
H&E Equipment Services/Finance,
Gtd. Notes	11.13	6/15/12	1,250,000	1,381,250
Hertz,
Sr. Notes	8.88	1/1/14	2,500,000 b	2,612,500
Hertz,
Sr. Sub. Notes	10.50	1/1/16	1,000,000 b	1,087,500
Iron Mountain,
Gtd. Notes	6.63	1/1/16	750,000	701,250
Iron Mountain,
Gtd. Notes	7.75	1/15/15	400,000	401,000
Iron Mountain,
Gtd. Notes	8.63	4/1/13	1,000,000	1,032,500
Mac-Gray,
Sr. Notes	7.63	8/15/15	1,250,000	1,281,250
Mobile Mini,
Sr. Notes	9.50	7/1/13	1,300,000	1,413,750
NationsRent Cos.,
Gtd. Notes	9.50	5/1/15	500,000	537,500
Neff Rental/Finance,
Secured Notes	11.25	6/15/12	1,000,000 b	1,110,000
Norcross Safety Products/Capital,
Sr. Sub. Notes, Ser. B	9.88	8/15/11	1,000,000	1,045,000
Williams Scotsman,
Gtd. Notes	8.50	10/1/15	1,000,000	1,012,500
				21,242,250
Technology--4.2%
IKON Office Solutions,
Sr. Notes	7.75	9/15/15	1,000,000	1,010,000
Lucent Technologies,
Debs.	6.45	3/15/29	2,000,000	1,752,500
Serena Software,
Sr. Sub. Notes	10.38	3/15/16	1,650,000 b	1,728,375
Sungard Data Systems,
Sr. Unscd Notes	9.13	8/15/13	1,500,000 b	1,580,625
Sungard Data Systems,
Sr. Sub. Notes	10.25	8/15/15	2,500,000 b	2,625,000
Syniverse Technologies,
Sr. Sub. Notes, Ser. B	7.75	8/15/13	1,400,000	1,403,500
UGS,
Gtd. Notes	10.00	6/1/12	1,000,000	1,090,000
Vishay Intertechnology,
Sub. Notes	3.63	8/1/23	1,000,000	1,051,250
Xerox Capital Trust I,
Gtd. Notes	8.00	2/1/27	2,000,000	2,052,500
				14,293,750
Telecommunications--8.4%
AirGate PCS,
Gtd. Notes	8.83	10/15/11	2,250,000 a	2,328,750
American Cellular,
Sr. Notes, Ser. B	10.00	8/1/11	3,000,000	3,236,250
Centennial Cellular
Operating/Communications, Gtd.
Notes	10.13	6/15/13	800,000	866,000
Centennial Communications,
Sr. Notes	10.74	1/1/13	2,000,000 a	2,095,000
Centennial

Communications/Operating/Puerto
Rico Operations, Sr. Notes	8.13	2/1/14	1,750,000 a	1,776,250
Cincinnati Bell,
Gtd. Notes	7.00	2/15/15	1,000,000	972,500
Cincinnati Bell,
Sr. Sub. Notes	8.38	1/15/14	2,500,000	2,537,500
DOBSON CELLULAR SYSTEMS,
Secured Notes	9.88	11/1/12	1,000,000	1,085,000
Eircom Funding,
Gtd. Notes, Ser. US$	8.25	8/15/13	1,500,000	1,616,250
LCI International,
Sr. Notes	7.25	6/15/07	1,000,000	1,010,000
Nordic Telephone Holdings,
Sr. Notes	8.88	5/1/16	3,500,000 b	3,631,250
Qwest,
Sr. Notes	7.63	6/15/15	250,000	255,625
Qwest,
Sr. Notes	8.16	6/15/13	1,000,000 a	1,083,750
Qwest Communications
International, Gtd. Notes	8.67	2/15/09	1,250,000 a	1,278,125
Rural Cellular,
Secured Notes	8.25	3/15/12	1,000,000	1,035,000
Rural Cellular,
Secured Notes	9.41	3/15/10	250,000 a	256,250
Time Warner Telecom Holdings,
Gtd. Notes	9.25	2/15/14	2,000,000	2,142,500
UbiquiTel Operating,
Sr. Notes	9.88	3/1/11	1,000,000	1,097,500
				28,303,500
Textiles & Apparel--1.6%
Levi Strauss & Co.,
Sr. Notes	8.88	4/1/16	500,000 b	493,750
Levi Strauss & Co.,
Sr. Unsub. Notes	9.74	4/1/12	1,000,000 a	1,038,750
Oxford Industries,
Sr. Notes	8.88	6/1/11	750,000	772,500
Perry Ellis International,
Sr. Sub. Notes, Ser. B	8.88	9/15/13	500,000	500,000
Phillips-Van Heusen,
Sr. Notes	7.25	2/15/11	500,000	502,500
Phillips-Van Heusen,
Sr. Notes	8.13	5/1/13	1,000,000	1,035,000
Warnaco,
Sr. Notes	8.88	6/15/13	1,000,000	1,035,000
				5,377,500
Transportation--.6%
CHC Helicopter,
Sr. Sub. Notes	7.38	5/1/14	1,000,000	985,000
Gulfmark Offshore,
Gtd. Notes	7.75	7/15/14	1,000,000 a	992,500
				1,977,500
Utilities--4.9%
Edison Mission Energy,
Sr. Notes	7.73	6/15/09	2,500,000	2,562,500
Edison Mission Energy,
Sr. Notes	7.75	6/15/16	1,000,000 b	995,000
El Paso,
Sr. Unscd. Notes	7.63	8/16/07	500,000 a	508,750
El Paso,

Notes	7.75	6/15/10	2,000,000 b	2,060,000
Inergy/Finance,
Sr. Notes	6.88	12/15/14	1,500,000	1,421,250
Mirant Americas Generation,
Sr. Notes	8.30	5/1/11	1,000,000	1,005,000
Mirant North America,
Sr. Notes	7.38	12/31/13	2,000,000 b	1,985,000
MSW Energy Holdings/Finance ,
Secured Notes,	8.50	9/1/10	500,000	521,250
MSW Energy Holdings/Finance II,
Gtd. Notes, Ser. B	7.38	9/1/10	1,000,000	1,010,000
NRG Energy,
Gtd. Notes	7.38	2/1/16	1,050,000	1,053,937
SEMCO Energy,
Sr. Notes	7.75	5/15/13	1,000,000	1,020,822
Suburban Propane Partners/Energy
Finance, Sr. Notes	6.88	12/15/13	1,000,000	950,000
Tennessee Gas Pipeline,
Debs.	7.50	4/1/17	1,500,000	1,556,068
				16,649,577
Total Bonds and Notes
(cost $313,134,254)				314,115,437

Preferred Stocks--1.8%			Shares	Value ($)

Automotive--.6%
General Motors,
Conv., Ser. A, Cum. $2.25			88,698	2,129,639
Broadcasting & Media--.0%
Spanish Broadcasting System,
Conv., Ser. B, Cum. $107.52			1	715
Oil & Gas--.5%
Chesapeake Energy,
Conv., Cum. $4.51			20,000	1,855,000
Telecommunications--.7%
Crown Castle International,
Conv., Cum. $3.132			40,000	2,180,000
Total Preferred Stocks
(cost $5,936,083)				6,165,354

Other Investment--3.9%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $13,117,000)			13,117,000 [d]	13,117,000

Total Investments (cost $332,187,337)			98.6%	333,397,791
Cash and Receivables (Net)			1.4%	4,668,626
Net Assets			100.0%	338,066,417

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $56,615,750 or 16.7% of net assets.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 20, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 20, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)